Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Assets
Cash and cash equivalents	$ 17,050	$ 15,876	$ 8,332	$ 9,886
Derivative financial instruments	52,800	68,200
Total carrying amount [Member]
Assets
Cash and cash equivalents	17,050	15,876
Derivative financial instruments	573	2,899
Trade and other receivables, net	171,456	161,360
Other investments	712	4,067
Financial assets	189,791	184,202
Liabilities
Derivative financial instruments	3,122	1,211
Trade and other payables	99,615	98,253
Bank facilities & related parties' loan	160,813	148,022
Financial liabilities	263,550	247,486
Designated at fair value [Member]
Assets
Cash and cash equivalents	0	0
Derivative financial instruments	573	2,899
Trade and other receivables, net	0	0
Other investments	20	22
Financial assets	593	2,921
Liabilities
Derivative financial instruments	3,122	1,211
Trade and other payables	0	0
Bank facilities & related parties' loan	0	0
Financial liabilities	3,122	1,211
Other amortized cost [Member]
Assets
Cash and cash equivalents	17,050	15,876
Derivative financial instruments	0	0
Trade and other receivables, net	171,456	161,360
Other investments	692	4,045
Financial assets	189,198	181,281
Liabilities
Derivative financial instruments	0	0
Trade and other payables	99,615	98,253
Bank facilities & related parties' loan	160,813	148,022
Financial liabilities	260,428	246,275
Fair value [Member]
Assets
Cash and cash equivalents	17,050	15,876
Derivative financial instruments	573	2,899
Trade and other receivables, net	171,456	161,360
Other investments	712	4,067
Financial assets	189,791	184,202
Liabilities
Derivative financial instruments	3,122	1,211
Trade and other payables	99,615	98,253
Bank facilities & related parties' loan	160,813	147,644
Financial liabilities	$ 263,550	$ 247,108